NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
NON-CONTROLLING INTERESTS
Schedule of summarized statement information

Summarized statement of financial position
	Yaramoko	Séguéla
As at December 31, 2024	$	$
Non-controlling interests percentage	10%	10%
Current assets	63,106	76,580
Non-current assets	130,952	397,475
Current liabilities	(40,888)	(97,752)
Non-current liabilities	(30,421)	(201,716)
Net assets	122,749	174,587

Non-controlling interests	10,009	52,199

Summarized income statement
	Yaramoko	Séguéla
For the year ended December 31, 2024	$	$
Revenue	278,347	330,415
Net income and comprehensive income	52,440	112,644

Summarized cash flows
	Yaramoko	Séguéla
For the year ended December 31, 2024	$	$
Cash flows provided by operating activities	123,638	159,145
Cash flows used in investing activities	(30,503)	(128,052)
Cash flows used in financing activities	(82,468)	(77,115)